EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Net Funded Status	The following table presents the funded status of the plan:

	December 31,
	2022	2021
	(in millions)
Equitable Retirement Plan
Total plan assets	$1,801	$2,395
Accumulated benefit obligation	$1,614	$2,045

Funded status	111.6%	117.1%